Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt Balances Outstanding

We had the following long-term debt balances outstanding (in thousands):

	December 31, 2012	December 31, 2011
A term loans(1)(2)	$878,438	$917,188
B term loans(1)	913,438	922,688
Incremental B-1 term loans(1)	247,500	250,000
Incremental B-2 term loans(1)	196,739	—
Revolving line of credit(1)	22,500	—
7.25% Senior notes	450,000	—
7.875% Senior notes	1,809	245,621
9% Senior subordinated notes	392,933	391,233
8.625% Senior subordinated notes	400,000	400,000
3% Convertible senior subordinated notes	150,000	150,000
Other lines of credit	31,957	19,603
Other	3,593	32,210

	3,688,907	3,328,543
Less: Current portion	(60,232)	(61,092)

	$3,628,675	$3,267,451

(1)	Incurred under our secured credit facility.

(2)	Includes “A” term loans and “Delayed Draw” term loans under our secured credit facility.

Long Term Debt Interest Expense

In connection with our significant long-term debt issuances, we recorded interest expense, including amortization and write-offs of deferred financing costs and original issue discounts, in our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010, respectively, as follows (in thousands):

	2012		2011		2010
Secured credit facility(1)	$104,916		$41,478		$—
Former secured credit facility(2)	—		53,841	(3)	60,594
7.25% Senior notes	1,994		—		—
7.875% Senior notes	44,994	(4)	22,291		21,300
9% Senior subordinated notes	41,474		40,248		38,337
8.625% Senior subordinated notes	37,096		36,437		9,892
3% Convertible senior subordinated notes	4,984		4,988		4,986

	$235,458		$199,283		$135,109

(1)	Includes “A” term loans, including the “Delayed-Draw” term loans; “B” term loans; “Incremental B-1” term loans; “Incremental B-2” term loans; and revolving line-of-credit loans. The amount includes $5.0 million and $2.9 million in 2012 and 2011, respectively, related to the amortization of fees paid for certain debt modifications.

(2)	Consists of loans under our former First Lien Credit Agreement and Second Lien Credit Agreement.

(3)	Amount includes approximately $29.7 million recorded in connection with the termination of our former secured credit facility and related interest rate swap agreement, coupled with the amortization of fees paid for certain debt modifications.

(4)	Amount includes approximately $23.2 million loss recorded in connection with the repurchase of substantially all of our 7.875% senior notes. Included in the $23.2 million is a $12.3 million make-whole payment which has been classified within cash flow from financing activities in our consolidated statement of cash flows.

Summary of Maturities of Long Term Debt Outstanding

The following is a summary of the maturities of long-term debt outstanding on December 31, 2012 (in thousands):

2013	$60,232
2014	48,745
2015	49,304
2016	1,380,335
2017	1,304,904
Thereafter	854,251

3,697,771
Less: Original issue discounts	(8,864)

$3,688,907